Segments	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segments
After the sale of all of its Capesize vessels in 2015, the Company is organized by vessel type into two operating segments through which the Company’s chief operating decision maker manages the Company’s business. The Kamsarmax and Ultramax Operations segments provide the following:
•Kamsarmax - includes vessels ranging from approximately 82,000 dwt to 84,000dwt
•Ultramax - includes vessels ranging from approximately 60,200 dwt to 64,000 dwt
Although each vessel within its respective class qualifies as an operating segment under U.S. GAAP, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
The Company’s vessels regularly move between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2017 and 2016 (in thousands).

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2017
Vessel revenue	$—	$46,964	$64,114	$—	$111,078
Voyage expenses	—	250	82	—	332
Vessel operating cost	(117)	26,617	37,363	—	63,863
Charterhire expense	—	4,406	39	—	4,445
Vessel depreciation	—	13,692	21,978	—	35,670
General and administrative expenses	3	1,592	2,502	18,433	22,530
Loss / write down on assets held for sale	—	17,131	—	570	17,701
Interest income	—	—	—	903	903
Foreign exchange gain	—	—	—	(277)	(277)
Financial expense, net	—	—	—	(25,821)	(25,821)
Segment loss	$114	$(16,724)	$2,150	$(44,198)	$(58,658)

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2016
Vessel revenue	$—	$20,858	$30,698	$—	$51,556
Voyage expenses	—	(117)	41	—	(76)
Vessel operating cost	—	20,076	29,719	—	49,795
Charterhire expense	—	9,754	5,033	—	14,787
Charterhire contract termination charge	—	2,500	7,500	—	10,000
Vessel depreciation	—	10,702	15,275	—	25,977
General and administrative expenses	507	1,268	1,929	21,574	25,278
Loss / write down on assets held for sale	1,006	11,557	(130)	—	12,433
Interest income	—	—	—	632	632
Foreign exchange loss	—	—	—	(166)	(166)
Financial expense, net	—	—	—	(18,105)	(18,105)
Segment loss	$(1,513)	$(34,882)	$(28,669)	$(39,213)	$(104,277)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	September 30, 2017	December 31, 2016
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$23	$643
Kamsarmax	548,350	600,578
Ultramax	824,048	847,016
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	55,774	88,311
Other	5,994	10,609
Total identifiable assets	$1,434,189	$1,547,157